Significant Accounting Policies (Details) - Schedule of straight-line basis over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2022
Leasehold Improvements [Member]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets [Abstract]
Estimated useful lives of assets	Over the lease terms
Music Education Equipment [Member]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets [Abstract]
Estimated useful lives of assets	5 years
Bottom of range [member] | Furniture and fixtures [Member]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets [Abstract]
Estimated useful lives of assets	3 years
Bottom of range [member] | Office equipment [Member]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets [Abstract]
Estimated useful lives of assets	3 years
Top of range [member] | Furniture and fixtures [Member]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets [Abstract]
Estimated useful lives of assets	4 years
Top of range [member] | Office equipment [Member]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets [Abstract]
Estimated useful lives of assets	5 years